Document and Entity Information	6 Months Ended
Mar. 31, 2026
Document and Entity Information
Document Type	S-1
Entity Registrant Name	BNB Plus Corp.
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Entity Central Index Key	0000744452
Amendment Flag	false